Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
List Of Accounting Policies [Abstract]
Basis of Preparation	Basis of Preparation
General
The consolidated financial statements have been prepared in accordance with the IFRS Accounting Standards as issued by the International Accounting Standards Board. We have applied all IFRS standards and interpretations that were effective on and endorsed by the European Union (EU) as at December 31, 2025.
There were no standards or interpretations as at December 31, 2025, impacting our Consolidated Financial
Statements for the years ended December 31, 2025, 2024, and 2023, that were effective but not yet endorsed.
Therefore, our Consolidated Financial Statements comply with both, IFRS as issued by the International
Accounting Standards Board (IASB) and IFRS as endorsed by the EU.
We prepare and publish our consolidated financial statements in Euros and round numbers to thousands or millions of Euros, respectively. Accordingly, numerical figures shown as totals in some tables may not be exact arithmetic aggregations of the figures that preceded them and figures presented in the explanatory notes may not add up to the rounded arithmetic aggregations. Rounding applied may differ from rounding published in different units in the previous years.
Segment Information	Segment Information
Basis of Consolidation	Basis of Consolidation
The consolidated financial statements comprise the financial statements of BioNTech SE and its controlled investees (subsidiaries).
The Group controls an investee if, and only if, the Group has
–power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);
–exposure, or rights, to variable returns from its involvement with the investee; and
–the ability to use its power over the investee to affect its returns.
Generally, there is a presumption that a majority of voting rights results in control.
Whether an investee is controlled is re-assessed if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when control is obtained over the subsidiary and ceases when control over the subsidiary is lost.
The profit / (loss) and each component of other comprehensive income / (loss) for the period are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-
controlling interests having a deficit balance. When necessary, adjustments are made to the consolidated financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies.
All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated on consolidation.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.
If control over a subsidiary is lost, the related assets (including goodwill), liabilities, non-controlling interests and other components of equity are derecognized, while any resultant gain or loss is recognized in the consolidated statements of profit or loss. Any investment retained is recognized at fair value.
In accordance with IFRS 11 (Joint Arrangements), we classify our joint arrangements (i.e. arrangements in which we exercise joint control with one or more parties) either as a joint operation or as joint venture. We exercise joint control over a joint arrangement when decisions relating to the relevant activities of the arrangement require unanimous consent of us and the other parties with whom control is shared.

Foreign Currencies	Foreign Currencies
Our consolidated financial statements are presented in Euros, which is also our functional currency. For each entity, the Group determines the functional currency, and items included in the consolidated financial statements of such entities are measured using that functional currency. We use the direct method of consolidation and, on disposal of a foreign operation, the gain or loss that is reclassified to the consolidated statements of profit or loss reflects the amount that arises from using this method.
Transactions and Balances
Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition.
Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date.
Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
In determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which the Group initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Group determines the transaction date for each payment or receipt of advance consideration.
Foreign Currency Translation
Foreign currency translation effects from the translation of operating activities include foreign exchange differences arising on operating items such as trade receivables and trade payables and are either shown as other operating income or expenses on a cumulative basis. Foreign currency translation effects presented within finance income and expenses include foreign exchange differences arising on financing items such as loans and borrowings as well as foreign exchange differences arising on cash and cash equivalents and are either shown as finance income or expenses on a cumulative basis.
Foreign Currency Translation on Consolidation
Upon consolidation, the assets and liabilities of foreign operations are translated into Euros at the rate of exchange prevailing at the reporting date and the transactions recorded in their consolidated statements of profit or loss are translated at exchange rates prevailing at the dates of the transactions.
The exchange differences arising on translation for consolidation are recognized in other comprehensive income. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is reclassified to profit or loss.
Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising upon the acquisition are treated as assets and liabilities of the foreign operation and translated at the spot rate of exchange at the reporting date.

Current versus Non-Current Classifications	Current versus Non-Current Classifications
Assets and liabilities in the consolidated statements of financial position are presented based on current or non-
current classification.
An asset is current when it is either: (i) expected to be realized or intended to be sold or consumed in the normal operating cycle, (ii) held primarily for the purpose of trading, (iii) expected to be realized within twelve months after the reporting period, or (iv) cash or cash equivalents, unless it is restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current.
A liability is current when it is either: (i) expected to be settled in the normal operating cycle, (ii) held primarily for the purpose of trading, (iii) due to be settled within twelve months after the reporting period, or (iv) there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period. The terms of the liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification. The Group classifies all other liabilities as non-current.
Deferred tax assets and liabilities are classified as non-current assets and liabilities, respectively.

Revenue from Contracts with Customers	Revenue from Contracts with Customers
Revenue
Identification of the Contract
We generate revenues from collaboration and license agreements, which contain multiple elements, including licenses to use, research, develop, manufacture and commercialize candidates and products, research and development services as well as obligations to develop and manufacture preclinical and clinical material and products. We determined that those collaboration and license agreements qualify as contracts with customers. A contract is an agreement between two or more parties that establishes enforceable rights and obligations.
Identification of Performance Obligations
Our customer contracts often include bundles of licenses, goods and services. If the granting of a license is bundled together with delivering of goods and or the rendering of services, it is assessed whether these agreements are comprised of more than one performance obligation. A performance obligation is only accounted for as the grant of a license if the grant of a license is the sole or the predominant promise of the performance obligation.
A customer contract may provide a customer with an unilateral option to cancel the contract. We determine whether such right indicates that the customer has a material right that would need to be accounted for as a performance obligation (e.g., there is a discount for goods or services provided during the cancellable period that provides the customer with a material right).
Determining Transaction Prices
We apply judgment when determining the consideration that is expected to be received. If the consideration in an agreement includes a variable amount, we estimate the amount of consideration to which we will be entitled in exchange for transferring the goods to the customer. At contract inception, the variable consideration is estimated based on the most likely amount of consideration expected from the transaction and constrained until it is highly probable that a significant revenues reversal in the amount of cumulative revenues recognized will not occur when the associated uncertainty with respect to the variable consideration is subsequently resolved. The estimated revenues are updated at each reporting date to reflect the current facts and circumstances.
Allocation of Transaction Prices
If a contract with a customer contains more than one performance obligation, the transaction price is allocated to each performance obligation based on relative standalone selling prices. If an option to cancel the contract provides a customer with a material right, a portion of the transaction price is allocated to such material right at contract inception and recognized when or as the option is exercised or expires. We have established the following hierarchy to determine the standalone selling prices.
–Where standalone selling prices for offered licenses, goods or services are observable and reasonably consistent across customers, our standalone selling price estimates are derived from our respective pricing history. However, due to the limited number of customers and the limited company history, this approach can rarely be used.
–Where sales prices for an offering are not directly observable or highly variable across customers, we follow a cost-plus-margin approach.
–For offerings that have highly variable pricing and lack substantial direct costs to estimate based on a cost-
plus-margin approach, we allocate the transaction price by applying a residual approach.
Judgment is required when estimating standalone selling prices.
Recognition of Revenues
For each separate performance obligation, it is evaluated whether control is transferred either at a point in time or over time. For performance obligations that are satisfied over time, revenues are recognized based on a measure of progress, which depicts the performance in transferring control to the customer. With regard to our licensing arrangements, we distinguish between whether the license granted is considered to be a right to access our intellectual property or a right to use our intellectual property. When we provide the licensee with a research and development license, which represents a right to access our intellectual property as it exists throughout the license period (as our intellectual property is still subject to further research), the promise to grant a license is accounted for as a performance obligation satisfied over time as our customers simultaneously receive and consume the benefits from our performance. In other cases, when we provide the licensee with a right to use our intellectual property as it exists at the point in time the license is granted, revenue is recognized at a point in time when the customer can first use and benefit from the license.
Revenues based on the collaboration partners’ gross profit, which is shared under the respective collaboration agreements, are recognized based on the sales-based or usage-based royalty exemption; i.e., when the underlying sales occur, which is when the performance obligation has been satisfied. As described further in
Note 3, judgment is applied to certain aspects when accounting for the collaboration agreements.
Revenue arrangements that involve two or more partners who contribute to the provision of a specific good or service to a customer are assessed in terms of principal-agent considerations in order to determine the appropriate treatment for the transactions between us and the collaborator and the transactions between us and other third parties. The classification of transactions under such arrangements is determined based on the nature and contractual terms of the arrangement along with the nature of the operations of the participants. Any consideration related to activities in which we are considered the principal, which includes being in control of the good or service before such good or service is transferred to the customer, is accounted for as gross revenues.
Any consideration related to activities in which we are considered the agent is accounted for as net revenues.
Revenues from the sale of pharmaceutical and medical products (e.g., COVID-19 vaccine sales and other sales of peptides and retroviral vectors for clinical supply) are recognized when we transfer control of the product to the customer. Control of the product normally transfers when the customer gains physical possession and we have not retained any significant risks of ownership or future obligations with respect to the product. In general, payments from customers are due within 30 days after invoice. However, with respect to our collaboration with
Pfizer Inc., or Pfizer, there is a significant time lag between when revenues are recognized and the payments are received. The contractual settlement of the gross profit share has a temporal offset of more than one calendar quarter. As Pfizer’s financial quarter for subsidiaries outside the United States differs from ours, it creates an additional time lag between the recognition of revenues and the payment receipt.
For certain contracts, the finished product may temporarily be stored at our location under a bill-and-hold arrangement. Revenues from bill-and-hold arrangements are recognized at the point in time when the customer obtains control of the product and all of the following criteria have been met: (i) the arrangement is substantive;
(ii) the product is identified separately as belonging to the customer; (iii) the product is ready for physical transfer to the customer; and (iv) we do not have the ability to use the product or direct it to another customer. In determining when the customer obtains control of the product, we consider certain indicators, including whether title and significant risks and rewards of ownership have transferred to the customer and whether customer acceptance has been received.
Contract Balances
Contract Assets
A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If we transfer goods or services to a customer before the customer pays the respective consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional.
Trade Receivables
A receivable represents our right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due).
Contract Liabilities
A contract liability is the obligation to transfer goods or services to a customer for which we have received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before we transfer goods or services to the customer, a contract liability is recognized when the payment is made or when the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when we fulfill our performance obligations under the contract.

Research and Development Expenses	Research and Development Expenses
Research and development costs are expensed in the period in which they are incurred. Regarding internal projects, we consider that regulatory approval and other uncertainties inherent in the development of new products preclude the capitalization of internal development expenses as an intangible asset until marketing approval from a regulatory authority is obtained. Payments made to third parties, such as contract research and development organizations as compensation for subcontracted research and development, that are deemed not to transfer intellectual property are expensed as internal research and development expenses in the period in which they are incurred. Such payments are only capitalized if they meet the criteria for recognition of an internally generated intangible asset, usually when marketing approval has been received from a regulatory authority. We have entered into agreements under which third parties grant licenses to us, which are known as in-license agreements. If in-licensing results in consideration for the acquisition of intellectual property that meets the definition of an identifiable asset, this is capitalized as an intangible asset unless the respective intellectual property is mainly used as part of our general ongoing research and development activities without any intent to market the respective product as such. If the transaction also includes research and development services to be provided by the licensor, the share of consideration attributable to these services is recognized in research and development expenses in line with the performance of the services. Sales-based milestone or royalty payments incurred under license agreements after the approval date of the respective pharmaceutical product are recognized as expenses in cost of sales as incurred.
Subsequent internal research and development costs in relation to intellectual property rights are expensed because the technical feasibility of the internal research and development activity can only be demonstrated by the receipt of marketing approval for a related product from a regulatory authority in a major market.
Reimbursements for research and development in connection with collaboration agreements are offset against research and development expenses (see also Note 2.3.8).
Prior to the second quarter of 2023, we had assessed that inventory produced prior to successful regulatory approval did not meet the criteria for capitalization as an asset, and accordingly expensed the costs of pre-
launch inventory as research and development costs. Based on the experience of the past years and the developments since our COVID-19 vaccine was first authorized or approved for emergency or temporary use, our assessment regarding the potential to produce economic benefits changed. Beginning with the second quarter of 2023, pre-launch products from the Comirnaty product family with their potential for economic benefit fulfill the recognition criteria for an asset under the IFRS Conceptual Framework. At each reporting date, the respective inventory is measured at the lower of cost and net realizable value. Reaching market authorization in the pharmaceutical industry is associated with uncertainty. We consider the net realizable value to be zero until regulatory approval is obtained, as this is the probable amount expected to be realized from its sale until approval is obtained. The write-down is recognized in the statements of profit or loss as research and development expenses. If regulatory approval for a product candidate is obtained, the relevant write-down would be reversed to a maximum of the original cost. Subsequently, inventory is recognized as cost of sales.

Government Grants	Government Grants
Government grants and similar grants which are accounted for in accordance with IAS 20 are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with.
When the grant relates to an expense item, it is recognized as other income on a systematic basis over the periods that the related costs for which the grant is intended to compensate are expensed. When the grant relates to an asset, it is recognized as deferred income within the consolidated statements of financial position.
Other income is subsequently recognized in our consolidated statements of profit or loss over the useful life of the underlying asset subject to funding.
Taxes	Taxes
Current Income Tax
Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.
In addition, current income taxes presented for the period include adjustments for uncertain tax payments or tax refunds for periods not yet finally assessed by tax authorities, excluding interest expenses and penalties on the underpayment of taxes. In the event that amounts included in the tax return are considered unlikely to be accepted by the tax authorities (uncertain tax positions), a provision for income taxes is recognized.
Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.
Deferred Tax
Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.
Deferred tax liabilities are recognized for all taxable temporary differences, except:
–when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; or
–in respect of taxable temporary differences associated with investments in subsidiaries, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.
Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, the carry forward of unused tax credits and unused tax losses can be utilized, except:
–when the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; or
–in respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year in which the asset is realized, or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.
Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Recognition of Taxes
Current and deferred tax items are recognized similarly to the underlying transaction either in profit or loss, other comprehensive income or directly in equity.
Current tax assets and current tax liabilities are offset if, and only if, we have a legally enforceable right to set off the recognized amounts and intend either to settle on a net basis, or to realize the asset and settle the liability simultaneously. Deferred tax assets and deferred tax liabilities are only offset when we have a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either (i) the same taxable entity or
(ii) different taxable entities, which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.
Sales Tax
Expenses and assets are recognized net of sales tax, except when the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority.
The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statements of financial position.
Global Minimum Taxation
Based on the Organisation for Economic Co-operation and Development (OECD) Base Erosion and Profit
Shifting (BEPS) project to tackle tax avoidance, the OECD/G20 Inclusive Framework (an association of about
140 countries) decided to introduce a global minimum taxation for large multinational groups (known as Pillar 2).
The Global Anti-Base Erosion Rules are intended to ensure that large multinational groups pay a minimum level of tax on the income arising in each jurisdiction where they operate. In December 2021, the OECD published its
Model Rules, which serve as a draft bill for implementation into national domestic law, followed by guidelines and commentaries published in March 2022. In December 2022, the EU adopted a corresponding directive (EU
2022/2523) that obliges EU member states to transpose the rules into national domestic law. If the effective tax rate in any jurisdiction is below the minimum rate (15%), the Group may be subject to the so-called top-up tax or a so-called qualified domestic minimum top-up tax.
Several jurisdictions in which the Group operates have transposed the OECD Model Rules into national domestic law and brought them into force. In addition, the Group is closely following the progress of the legislative process in each country in which the Group operates. As of the balance sheet date, the BEPS Pillar 2 regulations (MinBestRL UmsG) had already been transposed into German law (MinStG). The date of application of the law in Germany is for financial years beginning after December 30, 2023. Subsequently, as the OECD
Model Rules have entered into force in Germany, the Group is obliged to file top-up tax information returns for all entities which are part of the Group, beginning in financial year 2024. The Group falls within the scope of these regulations. The Group carried out an analysis as of the reporting date to determine the fundamental impact and the jurisdictions in which the Group is exposed to possible effects in connection with a Pillar 2 top-up tax.

Business Combinations and Goodwill	Business Combinations and Goodwill
Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree.
Goodwill is initially measured at cost as the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed.
Costs related to executing business combinations are recognized when they are incurred and are classified as general and administrative expenses.
After initial recognition, goodwill is tested at least annually or when there is an indication for impairment. See
Note 2.3.11. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.
Joint Arrangements	Joint Arrangements
Joint arrangements are either classified as a joint operation or as joint venture. Provided that we exercise joint control over a joint arrangement that is not structured through a separate vehicle, those activities are classified as a joint operation. The assets, liabilities, revenues and expenses in relation to such a joint operation are accounted for in accordance with the IFRS Accounting standards applicable to the particular assets, liabilities, revenues and expenses.

Intangible Assets	Intangible Assets
Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.
The portion of the consideration paid by us in in-licensing agreements to acquire rights to intellectual property is recognized as an intangible asset, referred to as In-process R&D. If an in-licensing agreement includes research and development services, the share of consideration attributable to these services is deferred and recognized in research and development expenses as goods or services are received. Payments depending on the achievement of specific milestones as part of the purchase of intangible assets, except for intangible assets acquired in a business combination, are recognized as subsequent acquisition cost of the intangible asset and as a financial liability once the milestone is reached.
The useful lives of intangible assets are assessed as either finite or indefinite.
Intangible assets with finite lives are amortized generally on a straight-line basis over the useful life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at the end of each reporting period at the least. The amortization expense on intangible assets with finite lives is recognized in the consolidated statements of profit or loss in the expense category that is consistent with the function of the intangible assets.
A summary of the useful lives applied to the Group’s intangible assets is as follows:

Intangible assets	Useful life (years)
Intellectual property rights	8-20
Licenses	3-20
Software	3-8
Intangible assets with indefinite useful lives are tested for impairment at least annually, or when there is an indication for impairment, either individually or at the level of a cash-generating unit (see Note 2.3.11 for further details). In the case of intangible assets not yet available for use, the point in time from which a capitalized asset can be expected to generate economic benefit for the Group cannot be determined. Such assets are not amortized, and therefore classified as having an indefinite useful life. The intangible assets not yet available for use are tested for impairment annually, or when there is an indication for impairment on an individual basis. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis. In the case an intangible asset not yet available for use is out-licensed to a third party and such license is determined to be a right to use our intellectual property, the intangible asset which is not derecognized shall be reclassified from indefinite to finite at the earlier date of (a) the out-licensing to such third party or (b) obtaining marketing approval from a regulatory authority.
We have classified advanced payments on intangible assets as intangible assets that are not yet ready for use.
Advanced payments on intangible assets are tested for impairment on an annual basis.
An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset)
is included in the consolidated statements of profit or loss.
See Note 2.3.4 for further details in connection with our accounting of internally generated intangible assets.

Property, Plant and Equipment	Property, Plant and Equipment
Construction in progress is stated at cost. Property, plant and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. Such cost includes the cost of replacing part of the property, plant and equipment if the recognition criteria are met. All other repair and maintenance costs are expensed as incurred.
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, generally applicable as follows:

Property, plant and equipment	Useful life (years)
Buildings	10-33
Equipment, tools and installations	7-18
Operating and business equipment has a useful life of 1-10 years and is reported under equipment, tools and installations due to immateriality. Leasehold improvements disclosed in buildings have a useful life of the shorter period of the underlying lease term or the economic useful live (see Note 2.3.17).
An item of property, plant and equipment initially recognized is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of profit or loss when the asset is derecognized.
The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year-end and adjusted prospectively, if appropriate.

Impairment of Non-Financial Assets	Impairment of Non-Financial Assets
At each reporting date, we assess whether there is an indication that a non-financial asset may be impaired.
Goodwill is tested for impairment at least annually. Impairment is determined for goodwill by assessing the recoverable amount of each cash-generating unit (or group of CGUs) to which the goodwill relates. If any indication exists, or when annual impairment testing is performed, we estimate the asset’s or CGU’s recoverable amount. The recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. If the asset does not generate independent cash inflows, the impairment test is performed for the smallest group of assets that generate largely independent cash inflows from other assets (CGU). When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset or the non-current assets of the CGU are considered impaired and written down to their recoverable amount.
Impairment losses are recognized in the consolidated statements of profit or loss in expense categories consistent with the function of the impaired asset.
As long as intangible assets are classified as intangible assets with an indefinite useful life, they are tested for impairment annually at the CGU level, as appropriate, and when circumstances indicate that the carrying value may be impaired.
Intangible assets not yet available for use are not amortized, but rather tested for impairment when a triggering event arises or at least once a year. The identification of triggering events takes place on a quarterly or on an ad hoc basis with the involvement of the responsible departments, taking internal and external information sources into consideration. The impairment test is performed annually or if there are indications of impairment by determining the asset’s value in use. In assessing value in use, the estimated discounted future cash flows are based on long-term forecast calculations reflecting the asset’s estimated product life cycles. The assumptions are based on internal estimates along with external market studies. The result of the valuation depends to a large extent on the estimates by the management of the future cash flows of the assets and the discount rate applied, and is therefore subject to uncertainty. Any expense resulting from an impairment of intangible assets with finite lives is recognized in the consolidated statements of profit or loss in the expense category that is consistent with the function of the respective intangible assets.

Financial Instruments	Financial Instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
i) Financial Assets
Initial Recognition and Measurement
Financial assets are initially measured at fair value as of the trade date and – depending on their classification –
subsequently measured at amortized cost, fair value through other comprehensive income (OCI) or fair value through profit or loss.
Subsequent Measurement
The measurement of financial assets depends on their classification, as described below.
Financial Assets Measured at Amortized Cost
Financial assets measured at amortized cost include trade receivables and other financial assets that are generally measured using the effective interest rate (EIR) method. With respect to trade receivables, we applied the practical expedient, which means that they are measured at the transaction price determined in accordance with IFRS 15. Refer to the accounting policies in Note 2.3.3. Other financial assets measured at amortized cost are held to collect contractual cash flows, which are solely payments of principal and interest. Gains and losses are recognized in our consolidated statements of profit or loss when the financial asset is derecognized, modified or impaired.
Financial Assets Designated at Fair Value through OCI (Equity Instruments)
Upon initial recognition, we can irrevocably elect to classify equity investments as equity instruments designated at fair value through OCI if they meet the definition of equity under IAS 32 and are not held for trading. The classification is determined on an instrument-by-instrument basis. Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in the consolidated statements of profit or loss when the right of payment has been established. If dividends clearly represent a recovery of part of the cost of the investment they are recognized in the OCI. Equity instruments designated at fair value through
OCI are not subject to impairment assessment. We elected to irrevocably classify our non-listed and listed equity investments under this category. They are recognized using trade date accounting.
Financial Assets at Fair Value through Profit or Loss
When we acquire contractual rights to cash flows from the sale of patent-protected biopharmaceutical products by unrelated biopharmaceutical companies as royalty assets and do not own the intellectual property or have the right to commercialize the underlying products, royalty assets are recognized as financial assets measured at fair value through profit and loss. We recognize day one gains and losses only when the fair value is evidenced by a quoted price in an active market for the same instrument or is based on a valuation technique that only uses data from observable markets. In all other cases, we defer the difference between the fair value at initial recognition and the transaction price. After initial recognition, we recognize that deferred difference as a gain or loss only to the extent that it arises from a change in a factor that market participants would take into account when pricing the asset or liability.
Derivatives not designated as hedging instruments are measured at fair value through profit or loss. A financial asset exists if the derivative has a positive fair value.
Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the consolidated statements of financial position) when the rights to receive cash flows from the asset have expired or have been transferred in terms of fulfilling the derecognition criteria.
Impairment of Financial Assets
An allowance for expected credit losses (ECLs) is considered for all non-derivative financial debt investments, including cash, time deposits and debt securities of the Group. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all of the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. Included in the projected cash inflows are amounts generated from selling the collateral on hand and from additional credit support measures that are fundamental to the terms of the contract. For the credit risk of non-derivative financial debt investments, including cash, time deposits and dept securities, we use the probability weighted model.
For trade receivables and contract assets the Group applies a simplified approach in calculating ECLs. This means that the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. We have established an ECL model that is based on the probability of default (PD), considers the respective country default probabilities and takes the maturities into account. In order to determine the PD of companies, we use the maturities of the trade receivables and the score of the companies.
If there is objective evidence that certain trade receivables or contract assets are fully or partially impaired, additional loss allowances are recognized to account for expected credit losses. A debtor’s creditworthiness is assumed to be impaired if there are objective indications that the debtor is in financial difficulties, such as the disappearance of an active market for its products or impending insolvency.
ii) Financial Liabilities
Financial liabilities are generally measured at amortized cost using the effective interest rate (EIR) method.
Derivatives with negative fair values not designated as hedging instruments and liabilities for contingent consideration in business combinations are measured at fair value.
All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.
Financial liabilities measured at amortized cost include loans and borrowings, trade payables and other financial liabilities. They are measured at amortized cost using the EIR method. Gains and losses are recognized in the consolidated statements of profit or loss when the liabilities are derecognized as well as through the EIR amortization process.
Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the consolidated statements of profit or loss.
Derecognition
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.
When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statements of profit or loss.
iii) Expenses and Income from Exchange Forward Contracts
Effects from foreign exchange forward contracts, which are measured at fair value through profit or loss, are shown as either other operating income or other operating expenses on a cumulative basis and might switch between those two items during the year-to-date reporting periods.

Fair Value Measurement	Fair Value Measurement
Fair value is a market-based measurement. For some assets and liabilities, observable market transactions or market information is available. For other assets and liabilities, observable market transactions or market information might not be available. When a price for an identical asset or liability is not observable, another valuation technique is used. To increase consistency and comparability in fair value measurements, there are three levels of the fair value hierarchy:
–Level 1 contains the use of quoted prices in active markets for identical assets or liabilities.
–Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly.
–Level 3 inputs are unobservable.
Within this hierarchy, estimated values are made by management based on reasonable assumptions, including other fair value methods.
For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, we determine whether transfers have occurred between levels in the fair value hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
For the purpose of fair value disclosures, classes of assets and liabilities have been determined on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy, as explained above.

Inventories	Inventories
Inventories are valued at the lower of cost and net realizable value.
Costs incurred in bringing each product to its present location and condition are accounted for as follows:
–raw materials and supplies: purchase cost on a first-in / first-out basis;
–unfinished goods and finished goods: cost of direct materials and labor, including both internal manufacturing and third-party contract manufacturing organizations, or CMOs, and a proportion of manufacturing overheads based on the normal operating capacity, but excluding borrowing costs.
Net realizable value is the estimated selling price in the ordinary course of business less estimated costs of completion and the estimated costs necessary to make the sale. Write-offs are recorded if inventories are expected to be unsaleable, do not fulfill the specification defined by our quality standards or if their shelf-life has expired. For our inventories subject to the collaboration partners’ gross profit share mechanism, we consider the contractual compensation payments in the estimate of the net realizable value.
Beginning with the second quarter of 2023, pre-launch products from the Comirnaty product family with their potential for economic benefit fulfill the recognition criteria for an asset under the IFRS Conceptual Framework.
At each reporting date, the respective inventory is measured at the lower of cost and net realizable value.
However, because is not probable until regulatory approval is obtained, we consider the net realizable value to be zero, as this is the probable amount expected to be realized from its sale until approval is obtained.
Cash and Cash Equivalents	Cash and Cash Equivalents
Cash and cash equivalents comprise cash at banks and on hand and short-term investments that we consider to be highly liquid (including deposits, money market funds and reverse repos) with an original maturity of three months or less that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value. Deposits with an original maturity of more than three months are recognized as other financial assets.
Treasury Shares	Treasury Shares
We apply the par value method to our repurchases of outstanding American Depositary Shares, or ADSs.
Accordingly, the nominal value of acquired treasury shares is deducted from equity and shown in the separate item “Treasury shares”. Any premium paid in excess of the nominal value of a repurchased ADS is deducted from the capital reserve. On the trade date, we recognize a liability, and on the settlement date, we settle in cash.
We recognize the foreign exchange differences that may occur between the trade and settlement date as profit or loss.

Leases	Leases
At the inception of a contract, we assess whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
At inception or on reassessment of a contract that contains a lease component, the consideration in the contract is allocated to each lease component on the basis of their relative standalone prices. However, for leases of land and buildings in which we are a lessee, we have elected not to separate non-lease components, and instead account for the lease and non-lease components as a single lease component.
We recognize a right-of-use asset and a lease liability at the lease commencement date.
The right-of-use asset is initially measured at cost.
The depreciation of the right-of-use asset is calculated on a straight-line basis over the estimated useful lives of the assets or shorter lease term, as follows:

Right-of-use assets	Useful life or shorter lease term (years)
Buildings	2-25
Equipment, tools and installations	2-5
Production facilities	2-3
Automobiles	3-4
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the incremental borrowing interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the incremental borrowing rate is used as the discount rate.
The lease liability is subsequently measured at amortized cost using the EIR method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if we change our assessment of whether we will exercise a purchase, extension or termination option. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in the consolidated statements of profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.
Right-of-use assets are presented separately and lease liabilities are presented under “Financial liabilities” in the consolidated statements of financial position.
Short-Term Leases and Leases of Low-Value Assets
We have elected not to recognize right-of-use assets and lease liabilities for short-term leases of machinery that have a lease term of 12 months or less or leases of low-value assets. We recognize the lease payments associated with these leases as an expense in the consolidated statements of profit or loss on a straight-line basis over the lease term.

Provisions	Provisions
Provisions are recognized when there is a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When we expect some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain.
A provision is also recognized for certain contracts with suppliers for which the unavoidable costs of meeting the obligations exceed the economic benefits expected to be received. The economic benefits considered in the assessment comprise the future benefits we are directly entitled to under the contract as well as the anticipated future benefits that are the economic consequence of the contract if these benefits can be reliably determined.
The expense relating to a provision is presented in the consolidated statements of profit or loss net of any reimbursement if reimbursement is considered to be virtually certain.
Share-Based Payments	Share-Based Payments
Employees (and others providing similar services) receive remuneration in the form of share-based payments, which are settled in equity instruments (equity-settled transactions) or in cash (cash-settled transactions).
In accordance with IFRS 2, share-based payments are generally divided into cash-settled and equity-settled.
Both types of payment transactions are measured initially at their fair value as of the grant date. The fair value is determined using an appropriate valuation model, further details of which are given in Note 16. Rights granted under cash-settled transactions are remeasured at fair value at the end of each reporting period until the settlement date. The cost of share-based payment awards is recognized over the relevant service period, applying either the straight-line method or the graded vesting method, where applicable.
These costs are recognized in cost of sales, research and development expenses, sales and marketing expenses or general and administrative expenses, together with a corresponding increase in equity (other reserves) or other liabilities, over the period in which the service is provided (the vesting period). The cumulative expense recognized for cash- and equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired, and also reflects the best estimate of the number of equity instruments expected to ultimately vest.
Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of our best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.
If we have a choice of settling either in cash or by providing equity instruments, the rights granted are accounted for as an equity-settled transaction, unless there is a present obligation to settle in cash.
If, due to local tax regulations, an amount is withheld for the employee’s tax obligations and paid directly to the tax authorities in cash on the employee’s behalf, the entire share-based payment program remains an equity-
settled plan based on the IFRS 2 classification. Accordingly, the amount withheld for the employee’s tax obligations expected to be paid directly to the tax authorities is reclassified from “Other reserves” to “Other non-
financial liabilities”.

Cash Dividend	Cash Dividend
We recognize a liability to pay a dividend when the distribution is authorized. As per the corporate laws of
Germany, a distribution is authorized when it is approved by the general shareholder meeting. A corresponding amount is recognized directly in equity.

Standards Applied for the First Time	Standards Applied for the First Time
In 2025, the following potentially relevant new and amended standards and interpretations became effective, but did not have a material impact on our consolidated financial statements:

Standards / Interpretations	Date of application
Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability	January 1, 2025

Standards Issued but Not Yet Effective	Standards Issued but Not Yet Effective
The new and amended standards and interpretations that are issued but not yet effective by the date of issuance of the financial statements and that might have an impact on our financial statements are disclosed below. We have not adopted any standards early and intend to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Standards / Interpretations	Date of application
Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7	January 1, 2026
Annual Improvements Volume 11	January 1, 2026
Contracts Referencing Nature-dependent Electricity – Amendments to IFRS 9 and IFRS 7	January 1, 2026
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary Presentation Currency	January 1, 2027
Amendments to IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027
An analysis of the effects of IFRS 18 on our financial statement presentation and disclosures has been initiated and is currently ongoing. IFRS 18 requires additional defined (sub)totals in the consolidated statement of profit or loss, disclosures about management performance measures and introduces new principles for aggregating and disaggregating information to help determine items in the primary financial statements, particularly in profit or loss statement, and appropriate location of material information. Since the beginning of 2025, we have been analyzing the effects of implementing IFRS 18 by performing both qualitative and quantitative assessments. The following overview summarizes the key subject areas and their estimated impact on our financial statements:
–Structure of consolidated statements of profit or loss: The consolidated statement of profit or loss will be classified in specified totals and subtotals by defining five categories: “Operating”, “Investing”, “Financing”,
“Income Taxes” and “Discontinued Operations”. The first three categories are new and supplemented by the requirement to present subtotals for operating profit/loss and profit/loss before financing and income taxes, identifying the main business activity has to be identified. This determination is based on an assessment of facts and circumstances and requires a certain degree of judgment and is relevant for the definition of operating profit. The operating category should include all main business activities and should operate as residual category in which all income and expenses are recognized that cannot be allocated to other categories. The investing category embraces income and expenses from investments in associates and joint ventures to which the equity method is applicable, as well as those in non-consolidated subsidiaries, from cash- and cash equivalents and from other financial and non-financial assets if these generate a return individually and largely independently of the company´s other resources (e.g. investments in financial assets other than cash and cash equivalents). In order to allocate income and expenses to the financing category, a distinction between liabilities that result exclusively from finance transactions in which we receive funds in the form of cash, equity or through the expiry of a liability and which we will repay in cash or equity at a later point in time, and other financial and non financial liabilities i.e. pensions, provisions and lease liabilities is necessary. The expected material effect on BioNTech arises from the split of the finance result in the new
“Investing” and “Financing” categories. The operating category will remain essentially unchanged and corresponds to the “operating profit / (loss)”.
–Aggregation and disaggregation of information in notes disclosures: IFRS 18 requires information to be broken down in such a way that the consolidated financial statements and accompanying notes fulfil their respective roles as defined in IFRS 18.
–Definition of management-defined performance measures: IFRS 18 introduces the concept of management-
defined key performance measures, or MPMs and will require detailed disclosures in the notes. MPMs are specific subtotals of income and expenses derived from items in the income statement that are considered as relevant to understand BioNTech’s performance presented in our external communication. The analysis regarding the adjustment of earnings-based key figures for corporate management corresponding to the new defined subtotals in the consolidated statement of profit or loss is still ongoing. For further information with regard of our current Non-IFRS measures please see Item 5 “Non-IFRS Measures as Defined by BioNTech”.
Whether the defined non-IFRS measures are in line with the concept of MPMs is still ongoing.
With regard to the first-time application of the other standards and interpretations listed in the table and other standards amended in the annual improvements, it is currently estimated that there will be no material impact on our consolidated financial statements.